Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Mar. 31, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets, net consisted of the following:
	As of March 31,
	2023	2024
	$	$
Prepaid expenses	141	116
Payment in advance	164	47
Deposits	54	3
Other	49	60
Less: allowance for expected credit losses	(2)	-
Total prepaid expenses and other current assets, net	406	226

Schedule of Movements of Expected Credit Loss Provision	Details of the movements of the expected credit loss provision are as follows:
	Year ended March 31,
	2022	2023	2024
	$	$	$
At beginning of year	-	1	2
Provision (reversal) for the year	1	1	(2)
At end of year	1	2	-